Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.10 per share
Amount Registered | shares	120,000
Proposed Maximum Offering Price per Unit	37.29
Maximum Aggregate Offering Price	$ 4,474,800
Fee Rate	0.01381%
Amount of Registration Fee	$ 617.97
Offering Note
(1)
Represents 120,000 shares of common stock of Regional Management Corp. (the “Company”), which is the maximum number of shares of common stock that may be issued upon (i) the vesting of restricted stock awards, in accordance with the terms of the Restricted Stock Award Agreements (Inducement Grant) between the Company and Lakhbir S. Lamba and (ii) the vesting and settlement of performance restricted stock units, in accordance with the terms of a Performance Restricted Stock Unit Award Agreement (Inducement Grant) between the Company and Mr. Lamba. This Registration Statement also registers additional securities to be offered or issued upon adjustment or changes made to the registered securities by reason of any stock splits, stock dividends, or similar transactions as permitted by Rule 416(a) and Rule 416(b) under the Securities Act of 1933, as amended (the “Securities Act”).

(2)
Estimated solely for purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share is estimated based on the average of the high and low prices of the Company’s common stock on November 6, 2025, as reported on the New York Stock Exchange.